Profit/(Loss) Per Share (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
I. Profit/(loss) attributable to ordinary equity holders of the parent (diluted):
Profit/(loss) attributable to ordinary equity holders of the parent	$ (35,239)	$ 55,365		$ 40,654
Change in fair value of convertible preference shares:
Series A	1,659	(7,668)		(10,056)
Series B	2,140	(11,792)		(11,723)
Series C	3,574	(25,756)		(17,973)
Series D	(5,305)	(24,847)		(19,481)
Unwinding of discount on contingent settlement provision	63	58		(4)
Loss attributable to ordinary equity holders of the parent (diluted)	$ (33,108)	$ (14,640)		$ (18,583)
Weighted-average number of ordinary shares (basic)	821	794	[1]	782	[1]
Effect of conversion of preference shares	1,361	1,411	[1]	1,411	[1]
Effect of share options on issue	55	69	[1]	163	[1]
Weighted-average number of ordinary shares at 31 December	2,237	2,274	[1]	2,356	[1]
Diluted profit/(loss) per share ($ per share)	$ (42.92)	$ (6.44)		$ (7.89)

[1]	Due to the business combination as described in Note 38, the comparative information have also been restated to reflect the denominator used in earnings per share for comparative periods.